LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Principal
CORPORATE BONDS - 63.2%	Amount	Value
Aerospace & Defense - 5.0%
Honeywell International, Inc.:
2.300%, 08/15/2024
Callable 07/15/2024	3,105,000	$3,015,747
1.350%, 06/01/2025
Callable 05/01/2025	3,000,000	2,814,919
L3Harris Technologies, Inc.
3.850%, 06/15/2023
Callable 05/15/2023	6,650,000	6,624,306
Raytheon Technologies Corp.
3.700%, 12/15/2023
Callable 09/15/2023	1,750,000	1,732,123
		14,187,095
Banks - 4.9%
Bank of America Corp.
4.450%, 03/03/2026	2,000,000	1,953,118
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	2,000,000	1,917,967
Cullen/Frost Bankers, Inc.
4.500%, 03/17/2027
Callable 02/17/2027	3,942,000	3,735,877
Truist Bank:
3.200%, 04/01/2024
Callable 03/01/2024	2,500,000	2,439,864
3.300%, 05/15/2026
Callable 04/15/2026	2,000,000	1,843,088
Wells Fargo & Co.
4.125%, 08/15/2023	2,000,000	1,989,519
		13,879,433
Beverages - 0.7%
Keurig Dr Pepper, Inc.
2.550%, 09/15/2026
Callable 06/15/2026	2,225,000	2,063,474

Biotechnology - 2.0%
Amgen, Inc.:
2.250%, 08/19/2023
Callable 06/19/2023	2,350,000	2,323,222
2.600%, 08/19/2026
Callable 05/19/2026	1,000,000	940,179
2.200%, 02/21/2027
Callable 12/21/2026	2,500,000	2,303,161
		5,566,562
Chemicals - 2.0%
Air Products and Chemicals, Inc.
1.500%, 10/15/2025
Callable 09/15/2025	4,000,000	3,721,166
Ecolab, Inc.
2.700%, 11/01/2026
Callable 08/01/2026	2,000,000	1,895,884
		5,617,050
Communications Equipment - 1.4%
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	4,000,000	3,924,382

Consumer Finance - 1.7%
American Express Co.:
2.500%, 07/30/2024
Callable 06/30/2024	1,063,000	1,026,639
3.000%, 10/30/2024
Callable 09/29/2024	2,000,000	1,938,500
4.200%, 11/06/2025
Callable 10/06/2025	2,000,000	1,980,268
		4,945,407
Consumer Staples Distribution & Retail - 1.0%
Dollar Tree, Inc.
4.000%, 05/15/2025
Callable 03/15/2025	3,000,000	2,940,754

Containers & Packaging - 1.5%
Ball Corp.
5.250%, 07/01/2025	4,252,000	4,227,096

Diversified Financials - 3.4%
JPMorgan Chase & Co.:
3.375%, 05/01/2023	3,788,000	3,780,563
3.875%, 02/01/2024	1,750,000	1,728,526
3.300%, 04/01/2026
Callable 01/01/2026	3,500,000	3,375,354
3.200%, 06/15/2026
Callable 03/15/2026	636,000	609,370
		9,493,813
Diversified Telecommunication Services - 4.2%
AT&T, Inc.:
1.700%, 03/25/2026
Callable 04/11/2023	1,450,000	1,333,566
4.250%, 03/01/2027
Callable 12/01/2026	4,235,000	4,195,231
Verizon Communications, Inc.:
3.500%, 11/01/2024
Callable 08/01/2024	1,750,000	1,718,497
4.125%, 03/16/2027	2,000,000	1,982,171
2.100%, 03/22/2028
Callable 01/22/2028	3,000,000	2,670,261
		11,899,726
Electronic Equipment, Instruments & Components - 4.3%
Emerson Electric Co.
3.150%, 06/01/2025
Callable 03/01/2025	6,500,000	6,307,138
Rockwell Automation, Inc.
2.875%, 03/01/2025
Callable 12/01/2024	1,440,000	1,398,002
Trimble Inc.
4.150%, 06/15/2023
Callable 05/15/2023	4,500,000	4,481,822
		12,186,962
Food Products - 0.5%
Kraft Heinz Food Co.
4.625%, 01/30/2029
Callable 10/30/2028	1,353,000	1,371,764

Ground Transportation - 3.0%
Burlington Northern Santa Fe, LLC
3.000%, 04/01/2025
Callable 01/01/2025	2,250,000	2,186,994
Union Pacific Corp.:
3.250%, 01/15/2025
Callable 10/15/2024	3,295,000	3,229,919
3.750%, 07/15/2025
Callable 05/15/2025	3,025,000	2,982,266
		8,399,179
Health Care Providers & Services - 0.7%
CVS Health Corp.
3.750%, 04/01/2030
Callable 01/01/2030	2,000,000	1,869,610

Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.
3.500%, 07/01/2027
Callable 05/01/2027	2,500,000	2,418,680

Household Products - 0.3%
The Procter & Gamble Co.
8.000%, 09/01/2024	775,000	819,088

Life Sciences Tools & Services - 3.2%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	5,500,000	5,381,444
Thermo Fisher Scientific, Inc.
1.215%, 10/18/2024
Callable 05/01/2023	4,000,000	3,796,210
		9,177,654
Media & Entertainment - 1.4%
Alphabet, Inc.
3.375%, 02/25/2024	4,000,000	3,974,948

Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.
2.954%, 05/16/2026
Callable 02/16/2026	1,870,000	1,800,354
Devon Energy Corp.
4.500%, 01/15/2030
Callable 01/15/2025	4,000,000	3,822,537
Enterprise Products Operating, LLC
3.750%, 02/15/2025
Callable 11/15/2024	2,963,000	2,907,300
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	2,965,243
ONEOK, Inc.
6.350%, 01/15/2031
Callable 10/15/2030	2,000,000	2,089,470
		13,584,904
Personal Care Products - 0.2%
The Estee Lauder Cos., Inc.
2.000%, 12/01/2024
Callable 11/01/2024	556,000	536,478

Pharmaceuticals - 3.6%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	1,750,000	1,733,775
2.950%, 03/15/2025
Callable 12/15/2024	3,925,000	3,834,901
Bristol-Myers Squibb Co.
3.625%, 05/15/2024
Callable 02/15/2024	4,750,000	4,688,017
		10,256,693
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	2,250,000	2,218,534
NVIDIA Corp.
1.550%, 06/15/2028
Callable 04/15/2028	4,000,000	3,523,527
		5,742,061
Software - 4.2%
Adobe Inc.
1.900%, 02/01/2025
Callable 01/01/2025	4,280,000	4,096,095
Oracle Corp.:
2.650%, 07/15/2026
Callable 04/15/2026	2,000,000	1,870,050
2.300%, 03/25/2028
Callable 01/25/2028	3,000,000	2,680,836
6.150%, 11/09/2029
Callable 09/09/2029	3,000,000	3,193,372
		11,840,353
Specialized REITs - 3.2%
American Tower Corp.:
5.000%, 02/15/2024	2,500,000	2,489,163
3.375%, 10/15/2026
Callable 07/15/2026	4,030,000	3,815,920
4.050%, 03/15/2032
Callable 12/15/2031	3,000,000	2,745,990
		9,051,073
Specialty Retail - 2.3%
Lowe's Cos, Inc.
2.500%, 04/15/2026
Callable 01/15/2026	1,000,000	942,283
O'Reilly Automotive, Inc.:
4.350%, 06/01/2028
Callable 03/01/2028	675,000	668,730
4.200%, 04/01/2030
Callable 01/01/2030	2,325,000	2,236,737
The Home Depot, Inc.
2.700%, 04/01/2023	2,750,000	2,750,000
		6,597,750
Technology Hardware, Storage & Peripherals - 0.9%
Apple Inc.
2.500%, 02/09/2025	2,515,000	2,438,469

TOTAL CORPORATE BONDS
(Cost $186,092,390)		179,010,458

U.S. GOVERNMENT ISSUES - 7.4%
U.S. Treasury Inflation Indexed Bonds - 1.6%
0.625%, 01/15/2024	4,487,595	4,450,895

U.S. Treasury Notes - 5.8%
2.750%, 05/31/2023	750,000	747,540
2.000%, 02/15/2025	2,000,000	1,922,500
2.875%, 06/15/2025	1,000,000	976,113
2.000%, 08/15/2025	1,000,000	956,250
1.625%, 02/15/2026	2,000,000	1,880,196
4.000%, 10/31/2029	2,000,000	2,047,031
2.875%, 05/15/2032	4,000,000	3,803,906
4.125%, 11/15/2032	4,000,000	4,200,000
		16,533,536
TOTAL U.S. GOVERNMENT ISSUES
(Cost $21,044,322)		20,984,431

U.S. GOVERNMENT SPONSORED ENTITIES - 27.0%
Fannie Mae - 0.6%
0.500%, 06/17/2025	1,852,000	1,710,834

Federal Home Loan Banks - 24.6%
5.250%, 03/20/2024 (b)
Callable 09/20/2023	4,000,000	4,006,229
1.000%, 12/17/2024 (b)
Callable 06/17/2023	2,500,000	2,383,250
3.050%, 12/30/2024
Callable 06/30/2023	2,500,000	2,446,573
3.000%, 01/27/2025
Callable 04/27/2023	2,200,000	2,141,641
2.000%, 04/14/2025 (b)
Callable 04/14/2023	5,000,000	4,890,007
3.250%, 06/09/2025
Callable 06/09/2023	1,000,000	975,952
0.500%, 10/28/2025 (b)
Callable 04/28/2023	3,000,000	2,804,555
2.500%, 11/12/2025 (b)
Callable 05/12/2023	1,505,000	1,478,840
0.750%, 01/27/2026 (b)	3,000,000	2,720,405
1.000%, 02/17/2026 (b)
Callable 02/17/2024	2,500,000	2,349,660
2.375%, 03/13/2026	3,575,000	3,409,804
0.875%, 03/30/2026 (b)
Callable 03/30/2024	3,000,000	2,756,332
0.625%, 05/26/2026 (b)
Callable 05/26/2023	2,500,000	2,311,011
0.875%, 10/28/2026 (b)
Callable 04/28/2023	3,000,000	2,756,024
1.250%, 11/10/2026
Callable 11/10/2023	3,000,000	2,712,010
1.250%, 01/25/2027 (b)
Callable 04/25/2023	2,500,000	2,319,032
2.000%, 03/10/2027 (b)
Callable 06/10/2023	3,150,000	3,037,674
3.500%, 05/24/2027 (b)
Callable 05/24/2023	2,650,000	2,586,836
4.500%, 09/29/2027
Callable 09/09/2023	1,750,000	1,738,125
5.000%, 10/27/2027 (b)
Callable 04/27/2023	2,000,000	1,994,939
0.650%, 01/27/2028 (b)	4,000,000	3,506,121
1.000%, 11/16/2028 (b)
Callable 05/16/2023	3,000,000	2,685,711
2.820%, 06/27/2029
Callable 04/07/2023	4,000,000	3,620,528
1.000%, 01/27/2031 (b)
Callable 04/27/2023	4,000,000	3,306,082
1.000%, 09/30/2031 (b)
Callable 06/30/2023	3,000,000	2,518,178
1.250%, 12/15/2033 (b)
Callable 06/15/2023	2,500,000	2,121,161
		69,576,680
Freddie Mac - 1.8%
0.750%, 05/28/2025
Callable 05/28/2023	3,500,000	3,252,257
3.375%, 06/30/2027 (b)
Callable 06/30/2023	1,895,000	1,866,053
		5,118,310
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $82,215,510)		76,405,824

SHORT-TERM INVESTMENT - 1.5%	Shares
Money Market Fund - 1.5%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.74% (a)	4,132,149	4,132,149

TOTAL SHORT-TERM INVESTMENT
(Cost $4,132,149)		4,132,149

Total Investments - 99.1%		280,532,862
(Cost $293,484,371)
Other Assets in Excess of Liabilities - 0.9%		2,405,780
TOTAL NET ASSETS - 100.0%		$282,938,642

(a) The rate quoted is the annualized seven-day yield of the Fund at period end.
(b) Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM FIXED INCOME FUND
Sector Classification
March 31, 2023

Sectors:	% Net Assets

U.S. Government Sponsored Entities	27.0%
Industrials	10.7%
Information Technology	10.0%
Financials	10.0%
Health Care	9.5%
Government Bonds	7.4%
Communication Services	5.6%
Energy	4.8%
Materials	3.5%
Real Estate	3.2%
Consumer Discretionary	3.2%
Consumer Staples	2.7%
Money Market Funds	1.5%
Other assets in excess of liabilities	0.9%

Fair Value Measurement Summary at March 31, 2023 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements. The
Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2023, the Fund's assets carried at fair value were classified as follows:

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$179,010,458	$–	$179,010,458
U.S. Government Issues	–	20,984,431	–	20,984,431
U.S. Government Sponsored Entities	–	76,405,824	–	76,405,824
Short-Term Investment	4,132,149	–	–	4,132,149
Total Investments	$4,132,149	$276,400,713	$–	$280,532,862